SCHEDULE OF DETAILED INFORMATION ABOUT PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 1,350
Ending balance	1,600	$ 1,350
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	241	104
Disposals	(65)
Ending balance	492	241
Depreciation	316	137
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	408
Ending balance	421	408
Computer equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	118	39
Disposals
Ending balance	243	118
Depreciation	125	79
Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	912
Ending balance	1,170	912
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	57
Disposals
Ending balance	248	57
Depreciation	191	57
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	30
Ending balance	9	30
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	66	65
Disposals	(65)
Ending balance	1	66
Depreciation		1
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,591	274
Additions	587	1,317
Disposals	(86)
Ending balance	2,092	1,591
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	526	205
Additions	138	321
Disposals
Ending balance	664	526
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	969
Additions	449	969
Disposals
Ending balance	1,418	969
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	96	69
Additions		27
Disposals	(86)
Ending balance	$ 10	$ 96